Employee benefit plans - Fair Value Measurements of Pension Plans' Assets (Details) - Pension plans - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	$ 136,653	$ 137,294	$ 179,025	$ 182,516
Actual allocation	100.00%	100.00%
Level 1
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	$ 1,336	$ 1,554
Level 2
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	123,495	124,786
Level 3
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	11,822	10,954
US government and federal agencies
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	34,278	35,332
US government and federal agencies | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	0	0
US government and federal agencies | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	34,278	35,332
US government and federal agencies | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	0	0
Non-US governments debt securities
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	44,383	43,728
Non-US governments debt securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	0	0
Non-US governments debt securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	44,383	43,728
Non-US governments debt securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	0	0
Corporate debt securities
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	17,604	18,050
Corporate debt securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	0	0
Corporate debt securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	17,604	18,050
Corporate debt securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	0	0
Equity securities (including equity mutual funds)
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	$ 26,912	$ 26,126
Actual allocation	20.00%	19.00%
Equity securities (including equity mutual funds) | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	$ 926	$ 954
Equity securities (including equity mutual funds) | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	25,986	25,172
Equity securities (including equity mutual funds) | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	0	0
Other
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	$ 13,476	$ 14,058
Actual allocation	10.00%	10.00%
Other | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	$ 410	$ 600
Other | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	1,244	2,504
Other | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	$ 11,822	$ 10,954
Mutual Funds and Equity Securities Managed or Administered by Wholly-Owned Subsidiaries
Defined Benefit Plan Disclosure [Line Items]
Actual allocation	19.10%	18.40%
Parent Company Common Stock | Voting Common Stock
Defined Benefit Plan Disclosure [Line Items]
Actual allocation	0.70%	0.70%